Goodwill and Intangible Assets (Company's Information) (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance as of January 1:		$ 4,863	$ 0	$ 67,757
Acquisition of IDG (Note 5)			4,863	0
Goodwill impairment	[1]		0	(65,757)
Balance		4,863	4,863	0
Fli Charge goodwill [Member]
Acquisition of IDG (Note 5)		757	757	0
Group Mobile goodwill [Member]
Acquisition of IDG (Note 5)		$ 4,106	$ 4,106	$ 0

[1]	Includes stock-based compensation expense, as follows: Operating legal costs General and administrative Discontinued operations.